Related Party Transactions (Details) - USD ($) $ / shares in Units, $ in Thousands						1 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Aug. 14, 2018	Apr. 27, 2018	Nov. 13, 2017	Sep. 01, 2017	Dec. 12, 2016	Jan. 16, 2018	Aug. 10, 2017	Aug. 17, 2016	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 20, 2016
Related Party Transactions (Textual)
Principal amount									$ 9,805		$ 9,805		$ 7,381
Interest rate per annum						8.00%
Sales									7,179	$ 3,568	11,245	$ 9,987	17,698	$ 13,673
Accounts receivable due from the related party									$ 2,650	$ 2,078	2,650	2,078	3,017	543
Adjusted per share price value						$ 8.10
Fair value of warrants on the issuance											$ (208)	$ 377	$ 153	$ 42
Convertible preferred stock														307,500
Chief Executive Officer [Member]
Related Party Transactions (Textual)
Common stock issued shares													181,421
Convertible preferred stock													293,564
Chief Executive Officer [Member] | ConeXus World Global, LLC [Member]
Related Party Transactions (Textual)
Common stock issued value				$ 1,119
Common stock issued shares				3,198,054
Rick Mills [Member]
Related Party Transactions (Textual)
Common stock issued shares				106,602
Shareholders [Member]
Related Party Transactions (Textual)
Common stock issued value				$ 1,971
Common stock issued shares				187,713
Investor [Member]
Related Party Transactions (Textual)
Convertible preferred stock													293,564	13,645
ConeXus [Member]
Related Party Transactions (Textual)
Price per share				$ 10.50
33 Degrees [Member] | Subsequent Event [Member]
Related Party Transactions (Textual)
Repayment amount of related party transactions	$ 2,567
Description of subsequent event	The payment agreement stipulates a simple interest rate of 12% on aged accounts receivable to be paid on the tenth day of each month through the maturity date of December 31, 2019. Payments under the agreement are due as follows: $450 paid August 14, 2018, $350 to be paid November 1, 2018, $450 to be paid March 2, 2018 and $150 to be paid on the first day of each month thereafter through the maturity date. As a result of entry into this payment agreement, we have reclassified $900 to long-term receivables in the balance sheet as we anticipate collecting those balances greater than one year from the balance sheet date.
Related party entity [Member]
Related Party Transactions (Textual)
Related party entity owned percentage									17.50%	17.50%	17.50%	17.50%
Sales									$ 618	$ 1,368	$ 1,035	$ 1,477
Related party entity , description											Sales were $618, or 8.6%, and $1,035, or 9.2% of consolidated revenue for the three and six months ended June 30, 2018. Accounts receivable due from the related party was $2,650, or 46.8%, and $3,017, or 51.0% of consolidated accounts receivable at June 30, 2018 and December 31, 2017, respectively.	Sales were $1,368, or 38.3%, and $1,477, or 14.8% of consolidated revenue for the three and six months ended June 30, 2017.
Slipstream Communications, Llc [Member]
Related Party Transactions (Textual)
Warrant to purchase common stock			196,079				196,079
Term of warrant			5 years				5 years
Maturity date			Aug. 17, 2019				Aug. 17, 2018
Adjusted per share price value			$ 8.40				$ 8.40
Fair value of warrants on the issuance			$ 1,000			$ 1,000	$ 1,200
Term loan interest percentage			8.00%
Fair value of warrants			$ 976				1,240								$ 200
Sales							$ 1,024
Slipstream Communications, Llc [Member] | Secured Disbursed Escrow Promissory Note [Member]
Related Party Transactions (Textual)
Interest rate, description											The principal amount of the Secured Disbursed Escrow Promissory Note will bear simple interest at the 8%; provided, further, however, that the Loan Rate with respect to the Secured Disbursed Escrow Promissory Note shall be 0% at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000.
Leased operating facility									264		$ 264
Loan And Security Agreement [Member]
Related Party Transactions (Textual)
Related party entity owned percentage													22.50%
Sales													$ 3,390	$ 1,344
Loan And Security Agreement [Member] | Secured Disbursed Escrow Promissory Note [Member]
Related Party Transactions (Textual)
Price per share		$ 7.65
Interest rate, description		The principal amount of the Secured Disbursed Escrow Promissory Note will bear simple interest at the 8%; provided, further, however, that the Loan Rate with respect to the Secured Disbursed Escrow Promissory Note shall be 0% at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000.
Leased operating facility		$ 264
Loan And Security Agreement [Member] | Slipstream Communications, Llc [Member]
Related Party Transactions (Textual)
Principal amount					$ 1,000
Warrant to purchase common stock		143,791			51,416	61,729		196,079
Interest rate per annum		8.00%			8.00%	8.00%		8.00%
Term of warrant		5 years			5 years	5 years		5 years
Price per share		$ 7.65			$ 8.40	$ 8.10		$ 8.40
Maturity date		Jan. 16, 2019			Feb. 01, 2017	Jan. 16, 2019		Aug. 17, 2018
Accounts receivable due from the related party						$ 266
Term loan		$ 1,100			$ 786	$ 1,000		$ 3,000
Interest rate, description		The Loan Rate shall be 10%, of which eight percent 8% shall be payable in cash and 2% shall be paid by the issuance of and treated as additional principal of the Term Loan (“PIK”); provided, further, however, that the Loan Rate with respect to the Disbursed Escrow Loan shall be 0%.									The principal amount of the Secured Disbursed Escrow Promissory Note will bear simple interest at the 8%; provided, further, however, that the Loan Rate with respect to the Secured Disbursed Escrow Promissory Note shall be 0% at all times when the aggregate outstanding principal amount of the Term Loan and the Revolving Loan (excluding the additional principal added pursuant to this proviso) exceeds $4,000,000.
Leased operating facility									$ 264		$ 264
Term loan interest percentage					8.00%	8.00%		8.00%
Revolving loan		$ 1,100				$ 1,000
Fair value of warrants		$ 543			$ 136	$ 266		$ 361